Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit plans	Summary of defined benefit balances at 31 December

EURm	Defined benefit obligation	Fair value of plan assets	Effects of asset ceiling	Net defined benefit balance
2023
United States, Pension	(11 325)	16 285	—	4 960
United States, OPEB	(1 471)	675	—	(796)
Germany	(2 037)	1 199	—	(838)
United Kingdom	(782)	957	—	175
Other	(1 253)	1 798	(87)	458
Total	(16 868)	20 914	(87)	3 959
2022
United States, Pension	(12 340)	17 726	—	5 386
United States, OPEB	(1 615)	637	—	(978)
Germany	(1 957)	1 179	—	(778)
United Kingdom	(730)	942	—	212
Other	(1 670)	2 207	(84)	453
Total	(18 312)	22 691	(84)	4 295
Funded status of defined benefit obligation:

EURm	2023	2022
Wholly funded	12 782	14 330
Partly funded	3 149	3 009
Unfunded	937	973
Total	16 868	18 312

Schedule of movements in the defined benefit obligation	Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling limitation for the years ended 31 December

Defined benefit obligation	2023				2022
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	(12 340)	(1 615)	(4 357)	(18 312)	(14 892)	(2 015)	(5 797)	(22 704)
Current service cost	(83)	—	(74)	(157)	(113)	—	(92)	(205)
Interest expense	(563)	(73)	(173)	(809)	(363)	(50)	(94)	(507)
Past service cost	(9)	—	3	(6)	—	—	2	2
Settlements(1)	—	—	501	501	—	—	54	54
Total	(655)	(73)	257	(471)	(476)	(50)	(130)	(656)
Remeasurements:
Gain/(loss) from change in demographic assumptions	66	1	(12)	55	—	(6)	2	(4)
(Loss)/gain from change in financial assumptions	(114)	(26)	(161)	(301)	2 689	398	1 447	4 534
Experience (loss)/gain	(43)	28	(11)	(26)	(159)	(12)	(149)	(320)
Total	(91)	3	(184)	(272)	2 530	380	1 300	4 210
Translation differences	431	57	(12)	476	(869)	(114)	54	(929)
Contributions from plan participants	—	(60)	(24)	(84)	—	(59)	(35)	(94)
Benefits paid	1 330	229	249	1 808	1 367	253	240	1 860
Other	—	(12)	(1)	(13)	—	(10)	11	1
Total	1 761	214	212	2 187	498	70	270	838
31 December	(11 325)	(1 471)	(4 072)	(16 868)	(12 340)	(1 615)	(4 357)	(18 312)
Weighted average duration of the defined benefit obligation (in years)	7.7	8.8	10.6	8.5	7.6	8.7	9.3	8.1
(1) In 2023, the s

Fair value of plan assets	2023				2022
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	17 726	637	4 328	22 691	20 987	759	5 382	27 128
Interest income	820	28	171	1 019	517	18	87	622
Administrative expenses and interest on asset ceiling	(17)	—	(4)	(21)	(18)	—	(5)	(23)
Settlements(1)	—	—	(494)	(494)	—	—	(44)	(44)
Total	803	28	(327)	504	499	18	38	555
Remeasurements:
Return on plan assets, excluding amounts included in interest income	(186)	62	48	(76)	(3 577)	(110)	(959)	(4 646)
Total	(186)	62	48	(76)	(3 577)	(110)	(959)	(4 646)
Translation differences	(624)	(21)	28	(617)	1 271	38	(66)	1 243
Contributions:
Employers	27	7	41	75	28	9	47	84
Plan participants	—	60	24	84	—	59	35	94
Benefits paid	(1 330)	(229)	(181)	(1 740)	(1 367)	(253)	(138)	(1 758)
Section 420 transfer(2)	(131)	131	—	—	(117)	117	—	—
Other	—	—	(7)	(7)	2	—	(11)	(9)
Total	(2 058)	(52)	(95)	(2 205)	(183)	(30)	(133)	(346)
31 December	16 285	675	3 954	20 914	17 726	637	4 328	22 691
(1)In 2023, the settlement relates to transfer of assets from formerly Nokia managed Provident Fund to Indian government managed Provident Fund platform (EPFO).
(2)Refer to the Future cash flows section below for description of Section 420 transfers.

The impact of the asset ceiling limitation	2023				2022
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
1 January	—	—	(84)	(84)	—	—	(92)	(92)
Interest expense	—	—	(2)	(2)	—	—	—	—
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	—	—	5	5	—	—	12	12
Translation differences	—	—	(6)	(6)	—	—	(4)	(4)
31 December	—	—	(87)	(87)	—	—	(84)	(84)

Schedule of net balances

Net balances	2023				2022
EURm	United States pension	United States OPEB	Other pension	Total	United States pension	United States OPEB	Other pension	Total
31 December	4 960	(796)	(205)	3 959	5 386	(978)	(113)	4 295
Consisting of:
Net pension assets	5 217	—	1 041	6 258	5 658	—	1 096	6 754
Net pension liabilities	(257)	(796)	(1 246)	(2 299)	(272)	(978)	(1 209)	(2 459)

Schedule of recognized in the income statement

EURm	2023	2022	2021
Current service cost(1)	157	205	196
Past service cost(1)	6	(2)	(17)
Net interest(2)	(187)	(92)	(26)
Settlements(1)	(7)	(10)	4
Total	(31)	101	157
(1)Included in operating expenses within the income statement.
(2)Included in financial income within the income statement.

Schedule of recognized in comprehensive income

EURm	2023	2022	2021
Return on plan assets, excluding amounts included in interest income	(76)	(4 646)	853
Gain/(loss) from change in demographic assumptions	55	(4)	(13)
(Loss)/gain from change in financial assumptions	(301)	4 534	989
Experience (loss)/gain	(26)	(320)	30
Change in asset ceiling, excluding amounts included in interest expense	5	12	1 181
Total	(343)	(424)	3 040

Schedule of actuarial assumptions	The discount rates and mortality tables used for the significant plans:

	Discount rate		Mortality table
	2023	2022	2023
United States	4.7%	4.9%	Pri-2012 w/MP-2020 Mortality projection scale
Germany	3.2%	3.7%	Heubeck 2018G
United Kingdom(1)	4.5%	4.8%	CMI 2021
Total weighted average for all countries	4.4%	4.7%
(1)Mortality tables for United Kingdom have been adjusted with 1.5% long-term rate of improvement.
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.
Schedule of sensitivity analysis	The principal actuarial weighted average assumptions used for determining the defined benefit obligation and sensitivity of the defined benefit obligation to changes in these assumptions:

	2023	2022	Change in assumption	Increase in assumption(1) EURm	Decrease in assumption(1) EURm
Discount rate for determining present values	4.4%	4.7%	1.0%	1 279	(1 547)
Pension growth rate	3.3%	2.2%	1.0%	(266)	214
Inflation rate	2.3%	2.1%	1.0%	(294)	270
Life expectancy	87-88 yrs	87-89 yrs	1 year	(626)	587
(1)Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2023				2022
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 242	—	1 242	6	1 086	—	1 086	5
Fixed income securities	14 952	140	15 092	72	16 070	164	16 234	71
Insurance contracts	—	807	807	4	—	790	790	4
Real estate	—	1 012	1 012	5	—	1 297	1 297	6
Short-term investments	397	—	397	2	482	—	482	2
Private equity and other	106	2 258	2 364	11	93	2 709	2 802	12
Total	16 697	4 217	20 914	100	17 731	4 960	22 691	100

Schedule of expected benefit payments

	US Pension			US OPEB		Other countries	Total
EURm	Management	Occupational	Supplemental plans	Formerly union represented	Non-union represented
2024	1 058	217	25	65	57	273	1 695
2025	950	202	25	56	57	248	1 538
2026	909	190	24	55	58	252	1 488
2027	861	177	23	47	58	252	1 418
2028	811	165	23	77	58	252	1 386
2029-2033	3 374	655	99	309	292	1 391	6 120